UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6414

Name of Fund: MuniYield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.2%         $ 5,250   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2022                                                                     $    5,605
                       ------------------------------------------------------------------------------------------------------------
                         2,200   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                 Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.625% due 8/01/2025       2,173
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 11.9%          5,825   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A,
                                 5% due 7/01/2021                                                                             6,092
                       ------------------------------------------------------------------------------------------------------------
                         7,030   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A,
                                 5% due 7/01/2022                                                                             7,338
                       ------------------------------------------------------------------------------------------------------------
                         5,240   Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A,
                                 5% due 7/01/2023                                                                             5,459
                       ------------------------------------------------------------------------------------------------------------
                         3,300   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                    3,285
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                                 Housing Corporation), Series A-1, 6% due 10/20/2031 (d)(g)                                   5,281
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                                 Housing Corporation), Series A-1, 6.05% due 10/20/2036 (d)(g)                                5,235
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.25% due 6/01/2019                                             3,056
                       ------------------------------------------------------------------------------------------------------------
                         6,310   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                 Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                             6,225
                       ------------------------------------------------------------------------------------------------------------
                         1,610   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                 6.25% due 7/20/2022 (g)                                                                      1,726
                       ------------------------------------------------------------------------------------------------------------
                         1,425   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                 6.45% due 7/20/2032 (g)                                                                      1,529
                       ------------------------------------------------------------------------------------------------------------
                         1,305   Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project),
                                 6.55% due 7/20/2037 (g)                                                                      1,405
                       ------------------------------------------------------------------------------------------------------------
                         1,400   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project II), Series A, 6.75% due 7/01/2031                                                   1,457
                       ------------------------------------------------------------------------------------------------------------
                        17,500   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                 System Revenue Bonds, Series A, 5% due 1/01/2037                                            18,138
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Vistancia Community Facilities District, Arizona, GO, 5.50% due 7/15/2020                    3,044
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
ROLS       Reset Option Long Securities
S/F        Single-Family
VRDN       Variable Rate Demand Notes

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,125   Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024               $    2,173
                       ------------------------------------------------------------------------------------------------------------
                         5,900   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                 Medical Center), Series A, 6% due 8/01/2033                                                  6,273
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.9%          2,000   University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                                 5% due 11/01/2020 (e)                                                                        2,089
                       ------------------------------------------------------------------------------------------------------------
                         1,600   University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series B,
                                 5% due 11/01/2027 (e)                                                                        1,653
                       ------------------------------------------------------------------------------------------------------------
                         1,000   University of Arkansas, University Revenue Refunding Bonds (UAMS Campus), Series A, 5%
                                 due 11/01/2014 (e)                                                                           1,066
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Washington County, Arkansas, Hospital Construction Revenue Refunding Bonds (Regional
                                 Medical Center), Series A, 5% due 2/01/2035                                                  1,002
-----------------------------------------------------------------------------------------------------------------------------------
California - 14.4%       8,760   California State, GO, 5% due 2/01/2033                                                       8,908
                       ------------------------------------------------------------------------------------------------------------
                         2,000   California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
                                 Series C, 5% due 6/01/2025                                                                   2,045
                       ------------------------------------------------------------------------------------------------------------
                         4,500   California State Public Works Board, Lease Revenue Bonds (Department of Mental
                                 Health - Coalinga State Hospital), Series A, 5.125% due 6/01/2029                            4,621
                       ------------------------------------------------------------------------------------------------------------
                         6,800   California State, Various Purpose, GO, 5.25% due 11/01/2025                                  7,146
                       ------------------------------------------------------------------------------------------------------------
                        10,000   California State, Various Purpose, GO, 5% due 4/01/2031 (c)                                 10,275
                       ------------------------------------------------------------------------------------------------------------
                         5,550   California State, Various Purpose, GO, 5.50% due 11/01/2033                                  5,966
                       ------------------------------------------------------------------------------------------------------------
                         5,500   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                              6,599
                       ------------------------------------------------------------------------------------------------------------
                         7,500   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-4, 7.80% due 6/01/2042                                               8,966
                       ------------------------------------------------------------------------------------------------------------
                         7,570   Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2022 (i)         7,874
                       ------------------------------------------------------------------------------------------------------------
                        18,400   Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2023 (i)        19,052
                       ------------------------------------------------------------------------------------------------------------
                         5,145   Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5%
                                 due 7/01/2022 (e)                                                                            5,340
                       ------------------------------------------------------------------------------------------------------------
                         7,465   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                 due 9/01/2021 (i)                                                                            7,765
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.3%          3,245   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                 (University of Denver Project), Series B, 5.25% due 3/01/2035 (h)                            3,430
                       ------------------------------------------------------------------------------------------------------------
                           355   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90%
                                 due 4/01/2029                                                                                  360
                       ------------------------------------------------------------------------------------------------------------
                         8,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                 due 11/15/2013 (c)                                                                           9,093
                       ------------------------------------------------------------------------------------------------------------
                         5,050   Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                 AMT, 7.75% due 9/01/2016                                                                     5,168
                       ------------------------------------------------------------------------------------------------------------
                         1,735   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                1,853
                       ------------------------------------------------------------------------------------------------------------
                         5,065   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                                5,359
                       ------------------------------------------------------------------------------------------------------------
                         6,850   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8% due 12/01/2025                                                         7,522
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,885   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8.125% due 12/01/2025                                                $    1,889
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.6%       5,000   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                 Community Project), 7.25% due 4/01/2035                                                      3,765
                       ------------------------------------------------------------------------------------------------------------
                           450   Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 7.35%
                                 due 4/01/2010                                                                                  468
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%          2,000   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN,
                                 7.75% due 10/01/2008 (l)                                                                     2,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 6.4%           4,240   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    4,380
                       ------------------------------------------------------------------------------------------------------------
                        11,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                                 Company), AMT, Series A, 7.125% due 4/01/2030                                               12,634
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                                 Company), AMT, Series B, 7.125% due 4/01/2030                                                5,493
                       ------------------------------------------------------------------------------------------------------------
                         4,705   Lee County, Florida, Revenue Bonds, 5% due 10/01/2022 (c)                                    4,896
                       ------------------------------------------------------------------------------------------------------------
                         5,450   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series B, 6.50% due 5/01/2037                                                         5,995
                       ------------------------------------------------------------------------------------------------------------
                         1,100   Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding
                                 Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020                                        1,082
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                                 (JetBlue Airways Corp.), AMT, 6.50% due 11/15/2036                                           2,607
                       ------------------------------------------------------------------------------------------------------------
                         4,620   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028                 4,685
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 1.7%           4,600   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%
                                 due 12/01/2024                                                                               5,083
                       ------------------------------------------------------------------------------------------------------------
                         2,285   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025           2,255
                       ------------------------------------------------------------------------------------------------------------
                         3,595   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                 (Coastal Community Retirement Corporation Project), Series A, 7.25% due 1/01/2035            3,543
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.7%               180   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2,
                                 7.15% due 7/01/2023                                                                            185
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal Revenue
                                 Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                                   10,648
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 4.9%            725   Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016                 742
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds (Forest City
                                 Project), 5.90% due 9/01/2007 (p)                                                              972
                       ------------------------------------------------------------------------------------------------------------
                        13,200   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (j)                                                            14,541
                       ------------------------------------------------------------------------------------------------------------
                         3,915   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                 4,021
                       ------------------------------------------------------------------------------------------------------------
                         3,285   Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake Project),
                                 Series B, 6.30% due 9/01/2022 (i)                                                            3,357
                       ------------------------------------------------------------------------------------------------------------
                         1,750   Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                 Series A, 5.625% due 2/15/2037                                                               1,761
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,155   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                              $    2,212
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (e)                         4,288
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%           2,850   Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%
                                 due 1/01/2029 (h)                                                                            2,929
                       ------------------------------------------------------------------------------------------------------------
                         4,300   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                 due 6/01/2028 (i)                                                                            4,412
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.2%            1,250   Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                                 Series C, 6.875% due 5/15/2032                                                               1,339
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%          3,000   Kentucky Economic Development Finance Authority, Health System Revenue Refunding Bonds
                                 (Norton Healthcare Inc.), Series A, 6.625% due 10/01/2028                                    3,235
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 5.8%         6,750   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries
                                 of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                              6,948
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Louisiana Public Facilities Authority, Revenue Refunding Bonds (Pennington Medical
                                 Foundation Project), 5% due 7/01/2031                                                        1,007
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                 Series B, 5% due 6/01/2020 (c)                                                              10,474
                       ------------------------------------------------------------------------------------------------------------
                        19,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                 6.50% due 1/01/2017                                                                         19,346
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 3.6%          5,615   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A,
                                 5.25% due 9/01/2039 (j)                                                                      5,921
                       ------------------------------------------------------------------------------------------------------------
                         1,920   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Sub-Series B,
                                 5.875% due 9/01/2039                                                                         2,004
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                 (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                     3,026
                       ------------------------------------------------------------------------------------------------------------
                         6,375   Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                                 Bonds (Peninsula Regional Medical Center), 5% due 7/01/2036                                  6,489
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                                 Bonds (University of Maryland Medical System), 6% due 7/01/2032                              4,300
                       ------------------------------------------------------------------------------------------------------------
                           500   Maryland State Industrial Development Financing Authority, Economic Development
                                 Revenue Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                    527
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Prince Georges County, Maryland, Special Obligation Bonds (National Harbor Project),
                                 5.20% due 7/01/2034                                                                          1,480
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.3%     6,640   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                 Series A, 5% due 7/01/2012 (b)                                                               7,044
                       ------------------------------------------------------------------------------------------------------------
                         1,410   Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5%
                                 due 5/01/2031 (c)                                                                            1,461
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2022                      10,445
                       ------------------------------------------------------------------------------------------------------------
                         3,500   Massachusetts State Development Finance Agency, Human Service Provider Revenue Bonds
                                 (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (n)                                  3,548
                       ------------------------------------------------------------------------------------------------------------
                         1,700   Massachusetts State Development Finance Agency Revenue Bonds (WGBH Educational
                                 Foundation), Series A, 5.375% due 1/01/2012 (b)(c)                                           1,841
                       ------------------------------------------------------------------------------------------------------------
                         2,750   Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Western New
                                 England College), Series A, 5% due 9/01/2033 (q)                                             2,829
                       ------------------------------------------------------------------------------------------------------------
                         3,125   Massachusetts State Health and Educational Facilities Authority, Revenue Bonds
                                 (University of Massachusetts Memorial Healthcare), Series D, 5% due 7/01/2033                3,111
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (b)(h)                                                                    $   10,822
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.5%          6,060   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                   6,350
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health
                                 System), Series A, 5.25% due 11/15/2032                                                      1,037
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                                 due 9/01/2020                                                                                2,503
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.8%           420   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                                 6% due 8/20/2021 (g)                                                                           455
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series A,
                                 6.20% due 2/20/2043 (g)                                                                      2,152
                       ------------------------------------------------------------------------------------------------------------
                           955   Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project), AMT,
                                 5.95% due 5/01/2030                                                                            986
                       ------------------------------------------------------------------------------------------------------------
                         4,500   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2030            4,563
                       ------------------------------------------------------------------------------------------------------------
                         3,340   Minnesota State Municipal Power Agency, Electric Revenue Bonds, 5% due 10/01/2035            3,379
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 3.7%          2,690   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                 Bluffs), 7% due 10/01/2011 (b)                                                               3,097
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                                 Bonds, Series A, 5% due 5/01/2020                                                            5,288
                       ------------------------------------------------------------------------------------------------------------
                        15,000   Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                                 Bonds, Series A, 5% due 5/01/2021                                                           15,816
                       ------------------------------------------------------------------------------------------------------------
                           110   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds,
                                 Homeownership, AMT, Series B, 7.55% due 9/01/2027 (f)(g)                                       110
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%            865   Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2024                     829
                       ------------------------------------------------------------------------------------------------------------
                           905   Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds, 4.25% due 6/15/2025                     862
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.6%     3,425   New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                 (Elliot Hospital), Series B, 5.60% due 10/01/2022                                            3,609
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 17.8%      11,435   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            11,876
                       ------------------------------------------------------------------------------------------------------------
                           710   New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                 5.75% due 1/01/2025                                                                            723
                       ------------------------------------------------------------------------------------------------------------
                           230   New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A,
                                 5.875% due 1/01/2037                                                                           234
                       ------------------------------------------------------------------------------------------------------------
                         3,000   New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                                 due 11/01/2031                                                                               3,156
                       ------------------------------------------------------------------------------------------------------------
                        20,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (e)       20,619
                       ------------------------------------------------------------------------------------------------------------
                         4,400   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2031                                                    4,758
                       ------------------------------------------------------------------------------------------------------------
                         8,825   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                 due 3/01/2023                                                                                9,343
                       ------------------------------------------------------------------------------------------------------------
                         1,585   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                 due 3/01/2026                                                                                1,669
                       ------------------------------------------------------------------------------------------------------------
                         3,905   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2019                                                                     3,994
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $14,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2029                                                                $   14,308
                       ------------------------------------------------------------------------------------------------------------
                         1,515   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6% due 7/01/2013                                                      1,533
                       ------------------------------------------------------------------------------------------------------------
                         1,835   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                  1,892
                       ------------------------------------------------------------------------------------------------------------
                         3,975   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 5.50% due 12/15/2021                                                        4,450
                       ------------------------------------------------------------------------------------------------------------
                         6,600   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series A, 5.50% due 12/15/2022                                                        7,391
                       ------------------------------------------------------------------------------------------------------------
                        13,110   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series C, 5.05% due 12/15/2035 (c)(p)                                                 3,183
                       ------------------------------------------------------------------------------------------------------------
                         4,290   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2015 (b)(i)                                                     4,608
                       ------------------------------------------------------------------------------------------------------------
                         5,425   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2019 (i)                                                        5,690
                       ------------------------------------------------------------------------------------------------------------
                         9,410   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2020                                                            9,772
                       ------------------------------------------------------------------------------------------------------------
                         7,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Bonds, Series D, 5% due 6/15/2020 (i)                                                        7,321
-----------------------------------------------------------------------------------------------------------------------------------
New York - 22.6%         2,200   Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis
                                 Hospital), Series A, 7.50% due 3/01/2029                                                     2,388
                       ------------------------------------------------------------------------------------------------------------
                        11,000   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5% due 11/15/2035                                                          11,254
                       ------------------------------------------------------------------------------------------------------------
                         1,250   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                                 Project), AMT, 7.625% due 12/01/2032                                                         1,404
                       ------------------------------------------------------------------------------------------------------------
                        14,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, 5.50% due 6/15/2010 (b)                                    15,012
                       ------------------------------------------------------------------------------------------------------------
                        10,000   New York City, New York, GO, Refunding, Trust Receipts, Series R, 8.722%
                                 due 5/15/2014 (h)(m)                                                                        11,904
                       ------------------------------------------------------------------------------------------------------------
                        10,000   New York City, New York, GO, Series M, 5% due 4/01/2021                                     10,348
                       ------------------------------------------------------------------------------------------------------------
                         2,500   New York City, New York, GO, Series O, 5% due 6/01/2033                                      2,557
                       ------------------------------------------------------------------------------------------------------------
                         6,500   New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters),
                                 5.25% due 10/01/2035                                                                         7,119
                       ------------------------------------------------------------------------------------------------------------
                         5,000   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.75% due 7/01/2020                                                                5,403
                       ------------------------------------------------------------------------------------------------------------
                           315   New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                 Series A, 6.50% due 7/01/2025                                                                  337
                       ------------------------------------------------------------------------------------------------------------
                         5,000   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                 (Education), Series F, 5% due 3/15/2035                                                      5,152
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 8,360   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2023 (k)                                              $    8,664
                       ------------------------------------------------------------------------------------------------------------
                         8,725   Port Authority of New York and New Jersey, Revenue Refunding Bonds, AMT, 120th Series,
                                 6% due 10/15/2032 (e)                                                                        9,027
                       ------------------------------------------------------------------------------------------------------------
                        27,150   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (e)                    27,777
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                 Facility), AMT, 5.50% due 1/01/2023                                                          2,444
                       ------------------------------------------------------------------------------------------------------------
                         9,400   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                         10,044
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.25%
                                 due 11/15/2030                                                                              10,442
                       ------------------------------------------------------------------------------------------------------------
                         3,450   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.375% due 1/01/2024                                   3,656
                       ------------------------------------------------------------------------------------------------------------
                         2,895   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                    3,071
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.2%    4,750   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series D,
                                 6.75% due 1/01/2026                                                                          5,152
                       ------------------------------------------------------------------------------------------------------------
                           165   North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20%
                                 due 7/01/2016                                                                                  169
                       ------------------------------------------------------------------------------------------------------------
                           785   North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (d)                     800
                       ------------------------------------------------------------------------------------------------------------
                         1,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                                 Bonds (Arbor Acres Community Project), 6.375% due 3/01/2032                                  1,053
                       ------------------------------------------------------------------------------------------------------------
                         7,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage Revenue
                                 Bonds (Presbyterian Homes Project), 5.40% due 10/01/2027                                     7,054
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 3.5%              1,410   Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project), AMT,
                                 5.75% due 9/20/2020 (g)                                                                      1,463
                       ------------------------------------------------------------------------------------------------------------
                         2,250   Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project), AMT,
                                 5.85% due 9/20/2030 (g)                                                                      2,338
                       ------------------------------------------------------------------------------------------------------------
                         5,065   Hamilton County, Ohio, Sewer System Improvement Revenue Bonds (The Metropolitan Sewer
                                 District of Greater Cincinnati), Series B, 5% due 12/01/2028 (e)                             5,256
                       ------------------------------------------------------------------------------------------------------------
                         2,175   Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds
                                 (Sunset Retirement Communities), Series A, 6.625% due 8/15/2030                              2,312
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Mason, Ohio, City School District, GO (School Improvement), 5% due 12/01/2031 (i)            5,157
                       ------------------------------------------------------------------------------------------------------------
                         2,495   Mason, Ohio, Sewer System Revenue Refunding and Improvement Bonds, 5%
                                 due 12/01/2028 (e)                                                                           2,578
                       ------------------------------------------------------------------------------------------------------------
                           970   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                 Bonds (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024               1,041
                       ------------------------------------------------------------------------------------------------------------
                           750   Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                                 Series A, 6% due 5/15/2024                                                                     761
                       ------------------------------------------------------------------------------------------------------------
                         2,250   Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                                 Series A, 6% due 5/15/2034                                                                   2,263
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.4%            4,405   Oregon State Department of Administrative Services, COP, Series A, 6% due
                                 5/01/2010 (b)(c)                                                                             4,779
                       ------------------------------------------------------------------------------------------------------------
                         2,870   Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032             2,876
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,830   Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and
                                 University Place), Series A, 5.875% due 1/01/2022                                       $    1,847
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.7%      5,270   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                 (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                               5,547
                       ------------------------------------------------------------------------------------------------------------
                        16,270   Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
                                 Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875%
                                 due 11/15/2016 (e)                                                                          16,683
                       ------------------------------------------------------------------------------------------------------------
                         1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                 due 12/01/2017                                                                               1,275
                       ------------------------------------------------------------------------------------------------------------
                         3,650   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Days Inn),
                                 Refunding, Series B, 6.50% due 2/01/2007 (b)                                                 3,765
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development (Doubletree),
                                 Refunding, Series A, 6.50% due 2/01/2007 (b)                                                 4,126
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                          5,894
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.1%      4,240   Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                 Revenue Refunding Bonds, 7.25% due 7/15/2035                                                 4,670
                       ------------------------------------------------------------------------------------------------------------
                         1,225   Woonsocket, Rhode Island, GO, 6% due 10/01/2017 (h)                                          1,333
                       ------------------------------------------------------------------------------------------------------------
                         1,195   Woonsocket, Rhode Island, GO, 6% due 10/01/2018 (h)                                          1,298
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.4%    3,898   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-1, 6.746% due 12/01/2028 (m)(q)                                4,302
                       ------------------------------------------------------------------------------------------------------------
                         3,460   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-2, 6.746% due 12/01/2029 (m)(q)                                3,803
                       ------------------------------------------------------------------------------------------------------------
                         1,255   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-3, 6.746% due 12/01/2030 (m)(q)                                1,376
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.2%         4,340   Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                 7.75% due 8/01/2017                                                                          4,486
                       ------------------------------------------------------------------------------------------------------------
                        10,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                 Newsprint), AMT, 7.40% due 12/01/2022                                                       10,143
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.4%            5,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American
                                 Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                            5,025
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                          5,309
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2032                                                          5,271
                       ------------------------------------------------------------------------------------------------------------
                         1,300   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water
                                 at Northern Hills Apartments), Series A, 5.80% due 8/01/2021 (e)                             1,325
                       ------------------------------------------------------------------------------------------------------------
                         2,460   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                                 Northern Hills Apartments), Series A, 6% due 8/01/2031 (e)                                   2,507
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water at
                                 Northern Hills Apartments), Series A, 6.05% due 8/01/2036 (e)                                1,019
                       ------------------------------------------------------------------------------------------------------------
                         3,755   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                               4,014
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 5,480   Dallas-Fort Worth, Texas, International Airport Facilities Improvement Corporation
                                 Revenue Bonds (American Airlines, Inc.), AMT, 7.25% due 11/01/2030                      $    5,480
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (n)                      3,326
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Good Shepherd Medical Center Project), 6.375% due 10/01/2025 (n)                      2,180
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                 Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%
                                 due 4/01/2026                                                                                5,108
                       ------------------------------------------------------------------------------------------------------------
                         3,900   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                 Corporation Project), AMT, 7.50% due 5/01/2025                                               4,366
                       ------------------------------------------------------------------------------------------------------------
                         1,600   Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo),
                                 AMT, 6.375% due 1/01/2023                                                                    1,704
                       ------------------------------------------------------------------------------------------------------------
                         4,830   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.375% due 4/01/2027                                                                         5,007
                       ------------------------------------------------------------------------------------------------------------
                         3,330   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.95% due 4/01/2030                                                                          3,670
                       ------------------------------------------------------------------------------------------------------------
                         7,030   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                            7,509
                       ------------------------------------------------------------------------------------------------------------
                         3,900   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                 due 11/01/2031                                                                               4,057
                       ------------------------------------------------------------------------------------------------------------
                         6,500   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                 Tier, Series A, 5.50% due 8/15/2039 (c)                                                      6,941
                       ------------------------------------------------------------------------------------------------------------
                         7,020   Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (b)(h)                 7,514
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.2%              1,545   Utah State Board of Regents, Revenue Refunding Bonds (University of Utah Research
                                 Facilities), Series A, 5.50% due 4/01/2010 (b)(e)                                            1,647
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.8%          1,500   James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                                 Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.35% due 9/01/2026                  1,520
                       ------------------------------------------------------------------------------------------------------------
                         2,000   James City County, Virginia, EDA, Residential Care Facility, First Mortgage Revenue
                                 Refunding Bonds (Williamsburg Landing, Inc.), Series A, 5.50% due 9/01/2034                  2,029
                       ------------------------------------------------------------------------------------------------------------
                         6,750   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2008 (b)                                                                      7,102
                       ------------------------------------------------------------------------------------------------------------
                        24,800   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series B,
                                 6.67% due 8/15/2008 (b)(p)                                                                   6,883
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                                 (Westminster-Canterbury), Series A, 5.20% due 1/01/2027                                      1,003
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.3%          945   Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                 Apartments Project), AMT, 6% due 9/01/2022                                                     958
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Vancouver, Washington, Housing Authority, Housing Revenue Bonds (Teal Pointe
                                 Apartments Project), AMT, 6.20% due 9/01/2032                                                1,267
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%           695   Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                      745
                       ------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,000   Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                                 (Eastcastle Place Inc. Project), 6% due 12/01/2024                                      $    1,022
                       ------------------------------------------------------------------------------------------------------------
                         1,800   Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                                 (Eastcastle Place Inc. Project), 6.125% due 12/01/2034                                       1,828
                       ------------------------------------------------------------------------------------------------------------
                           700   Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (e)                                   707
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.4%           2,500   Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                 6.20% due 6/01/2024                                                                          2,641
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.1%      15,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Trust Receipts, Class R, Series B, 7.753% due 7/01/2035 (e)(m)                       17,546
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                 Series 16 HH, 7.503% due 7/01/2013 (i)(m)                                                    2,900
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              6,250   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
Islands - 1.0%                   Refinery), AMT, 6.125% due 7/01/2022                                                         6,843
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds  (Cost - $959,054) - 153.5%                                        1,005,818
-----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         1,600   Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (a)(o)                                    1,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $1,600) - 0.2%                                           1,600
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $960,654*) - 153.7%                                            1,007,418

                                 Liabilities in Excess of Other Assets - (1.3%)                                              (8,713)

                                 Preferred Stock, at Redemption Value - (52.4%)                                            (343,378)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  655,327
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 960,781
                                                                      =========
      Gross unrealized appreciation                                   $  49,468
      Gross unrealized depreciation                                      (2,831)
                                                                      ---------
      Net unrealized appreciation                                     $  46,637
                                                                      =========

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                                (900)              $276
      --------------------------------------------------------------------------

(b)   Prerefunded.
(c)   AMBAC Insured.
(d)   FHA Insured.

MuniYield Fund, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

(e)   MBIA Insured.
(f)   FNMA Collateralized.
(g)   GNMA Collateralized.
(h)   FGIC Insured.
(i)   FSA Insured.
(j)   XL Capital Insured.
(k)   CIFG Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   Radian Insured.
(o)   Represents the current yield as of July 31, 2006.
(p) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(q)   Assured Guaranty Insured.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniYield Fund, Inc.

Date: September 20, 2006